11. STOCKHOLDERS DEFICIT (Details Narrative) (USD $)	9 Months Ended
Sep. 30, 2013
Stock Option 1
Unrecognized compensation expense, options	$ 703,333
Intrinsic value	$ 0.00
Remaining contract life of the Options	9 years 7 months 13 days
Stock Option 2
Unrecognized compensation expense, options	$ 438,748
Intrinsic value	$ 0.00
Remaining contract life of the Options	9 years 11 months 8 days